Cover	Aug. 02, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 02, 2022
Entity File Number	001-35210
Entity Registrant Name	INNOVATE CORP.
Entity Central Index Key	0001006837
Entity Tax Identification Number	54-1708481
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	295 Madison Avenue
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	235-2690
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	VATE
Security Exchange Name	NYSE
Preferred Stock Purchase Rights
Title of 12(b) Security	Preferred Stock Purchase Rights
Trading Symbol	N/A
Security Exchange Name	NYSE